Income Taxes - Schedule of statutory federal income tax rate (benefit) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate		21.00%
Change in tax rate		(13.80%)
Financing cost – derivative warrant liabilities		(5.80%)
Change in valuation allowance	0.00%	(1.40%)	0.00%
Effective income tax rate		0.00%